SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2024		Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 1,789		$ 2,184
Accumulated depreciation:	(862)		(591)
Depreciated cost	927		1,593
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	313		254
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	169		170
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	656		652
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	262		264
Energy Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 389	[1]	$ 844

[1]	During the reporting period the Company classified an energy storage system from property and equipment to inventory.